PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.  PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2010	2011
Equipment and office furniture	4,072	7,542
Motor vehicles	55	43
Software	248	261
Leasehold improvement	225	1,114
	4,600	8,960
Less: Accumulated depreciation and amortization	(2,399)	(3,509)
	2,201	5,451

Depreciation and amortization expense was USD571, USD754 and USD 1,125 for the years ended December 31, 2009, 2010 and 2011, respectively.